Share Capital, textual (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	May 09, 2008	Dec. 11, 2007
Equity
Ordinary shares authorized	200,000,000	200,000,000	200,000,000	500
Ordinary shares par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preference shares authorized	20,000,000	20,000,000	20,000,000
Preference shares par value	$ 0.01	$ 0.01	$ 0.01
Preference shares issued	1,600,000